Intangibles and goodwill	9 Months Ended
Sep. 30, 2023
Intangibles and goodwill
Intangibles and goodwill

9. Intangibles and goodwill

Intangibles

A continuity of the Company’s intangibles is as follows:

Cost	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2021	2,417,937	6,043,981	-	8,461,918
Foreign exchange	(154,602)	(386,451)	-	(541,053)
December 31, 2022	2,263,335	5,657,530	-	7,920,865

December 31, 2022	2,263,335	5,657,530	-	7,920,865
Acquisition of Engine	9,610,000	3,170,000	4,970,000	17,750,000
Foreign exchange	4,018	10,043	-	14,061
September 30, 2023	11,877,353	8,837,573	4,970,000	25,684,926

Accumulated amortization	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2021	417,617	677,860	-	1,095,477
Amortization	471,211	1,177,859	-	1,649,070
Impairment	472,018	229,405	-	701,423
Foreign exchange	(45,246)	(89,696)	-	(134,942)
December 31, 2022	1,315,600	1,995,428	-	3,311,028

December 31, 2022	1,315,600	1,995,428	-	3,311,028
Amortization	442,266	938,139	466,363	1,846,768
Foreign exchange	1,813	1,593	-	3,406
September 30, 2023	1,759,679	2,935,160	466,363	5,161,202

Net book value	Customer relationships	Brand name	Software	Total
	$	$	$	$

December 31, 2022	947,735	3,662,102	-	4,609,837
September 30, 2023	10,117,674	5,902,413	4,503,637	20,523,724

The Company reviews the carrying value of its intangible assets with definite lives at each reporting period for indicators of impairment. During the year ended December 31, 2022, the Company recorded an impairment of intangible assets acquired on the acquisition of Code Red of $701,423.

Goodwill

A continuity of the Company’s goodwill is as follows:

$

Balance, December 31, 2022 and 2021	-
Acquisition of Engine	25,600,499
Balance, September 30, 2023	25,600,499